CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - USD ($) $ in Millions	Total	Total	Issued capital	Capital Surplus	Other capital reserves	Accumulated deficit		Foreign currency translation reserve	Non-controlling interests
Number of shares outstanding at beginning of period (in shares) at Dec. 31, 2021			1,749,127,404
Equity at beginning of period at Dec. 31, 2021	$ 1,505	$ 586	$ 2	$ 12,753	$ (1,990)	$ (1,246)	[1]	$ (8,933)	$ 919
Profit / (loss) for the period	(9)	(162)				(162)	[1]		153
Transfer from OCI to income statement on disposal of subsidiary	558	558						558
Other comprehensive loss	(453)	(410)			27			(437)	(43)
Total comprehensive income	96	(14)			27	(162)	[1]	121	110
Dividends declared	(14)								(14)
Increase (decrease) through changes in ownership interests in subsidiaries that do not result in loss of control, equity	(824)								(824)
Changes in ownership interest in a subsidiary	8	1				(3)		4	7
Other (in shares)			4,229,272
Other	(4)	(4)			(4)
Number of shares outstanding at end of period (in shares) at Dec. 31, 2022			1,753,356,676
Equity at end of period at Dec. 31, 2022	767	569	$ 2	12,753	(1,967)	(1,411)	[1]	(8,808)	198
Number of shares outstanding at beginning of period (in shares) at Dec. 31, 2022			1,753,356,676
Equity at beginning of period at Dec. 31, 2022	767	569	$ 2	12,753	(1,967)	(1,411)	[1]	(8,808)	198
Profit / (loss) for the period	(2,450)	(2,528)				(2,528)	[1]		78
Transfer from OCI to income statement on disposal of subsidiary	3,414	3,414						3,414
Other comprehensive loss	(617)	(615)			(16)	(3)		(596)	(2)
Total comprehensive income	347	271			(16)	(2,531)	[1]	2,818	76
Dividends declared	(45)								(45)
Disposal of subsidiaries with non-controlling interests	(16)								(16)
Other (in shares)			2,608,109
Other	18	18			15	3	[1]
Number of shares outstanding at end of period (in shares) at Dec. 31, 2023			1,755,964,785
Equity at end of period at Dec. 31, 2023	1,071	858	$ 2	12,753	(1,968)	(3,939)	[1]	(5,990)	213
Profit / (loss) for the period	487	415				415	[1]		72
Transfer from OCI to income statement on disposal of subsidiary	(36)	(36)						(36)
Other comprehensive loss	(172)	(158)			(9)	(2)	[1]	(147)	(14)
Total comprehensive income	279	221			(9)	413	[1]	(183)	58
Dividends declared	(83)								(83)
Disposal of subsidiaries with non-controlling interests	(22)								(22)
Other (in shares)			9,519,274
Other	12	20			24	(4)	[1]		(8)
Number of shares outstanding at end of period (in shares) at Dec. 31, 2024			1,765,484,059
Equity at end of period at Dec. 31, 2024	$ 1,257	$ 1,099	$ 2	$ 12,753	$ (1,953)	$ (3,530)	[1]	$ (6,173)	$ 158

[1]
* Certain of the consolidated entities of VEON Ltd. are restricted from remitting funds in the form of cash dividends or loans by a variety of regulations, contractual or local statutory requirements, refer to Note 27 for further details.